UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA
      Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments

CMA Government Securities Fund

Schedule of Investments as of December 31, 2004

                            Beneficial
                             Interest       Mutual Funds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $ 523,912,708    Master Government Securities Trust                                        $ 541,715,978
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total  Mutual Funds (Cost - $541,534,446) - 100.1%                          541,715,978
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost-$541,534,446) - 100.1%                                                                          541,715,978

Liabilities in Excess of Other Assets - (0.1%)                                                                             (435,019)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 541,280,959
                                                                                                                      =============

Master Government Securities Trust

Schedule of Investments as of December 31, 2004                   (in Thousands)

                                                                         Face             Interest         Maturity
Issue                                                                   Amount              Rate             Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations* - 31.9%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                                    $ 17,800               1.73 %       2/17/2005     $   17,755
                                                                         26,000              1.765         2/24/2005         25,925
                                                                         23,750              1.852         3/10/2005         23,659
                                                                         34,200      1.942 - 1.951         3/31/2005         34,019
                                                                          8,800               2.40         6/16/2005          8,702
                                                                         32,200      2.458 - 2.477         6/23/2005         31,820
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                                      27,630              1.625         1/31/2005         27,619
                                                                         18,400               1.50         2/28/2005         18,386
                                                                         30,550              1.625         3/31/2005         30,502
                                                                         15,700               1.25         5/31/2005         15,625
                                                                          5,350              1.125         6/30/2005          5,314
                                                                          2,500              1.625         9/30/2005          2,482
                                                                         37,020               5.75        11/15/2005         37,969
                                                                          8,900              1.875        11/30/2005          8,838
                                                                          8,800              1.875         1/31/2006          8,715
                                                                          1,045               1.50         3/31/2006          1,029
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost - $298,622)                                                                         298,359
-----------------------------------------------------------------------------------------------------------------------------------

Face
Amount                                             Issue
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 65.9%
-----------------------------------------------------------------------------------------------------------------------------------
   $    30,000       ABN AMRO Bank, N.V., New York Branch., purchased on 12/28/2004 to yield  2.10% to
                     1/04/2005, repurchase price $30,012, collateralized by U.S. Treasury Notes, 1.625% to 2.75%
                     due 1/31/2005 to 1/30/2006                                                                              30,000
        46,000       Banc of America Securities LLC, purchased on 12/29/2004 to yield  2.25% to 1/05/2005 repurchase
                     price $46,020, collateralized by GNMA 6% due 9/15/2034 to 10/15/2034                                    46,000
        31,010       Bear Stearns & Co. Inc., purchased on 12/31/2004 to yield  1.40% to 1/03/2005, repurchase price
                     $31,014, collateralized by U.S. Treasury STRIPS, 0% due 5/15/2006                                       31,010
        47,000       Countrywide Securities Corporation, purchased on 12/28/2004 to yield  2.30% to 1/04/2005,
                     repurchase price $47,021, collateralized by GNMA 5.50% to 6% due 9/15/2034 to 12/20/2034                47,000
        47,000       Credit Suisse First Boston LLC, purchased on 12/28/2004 to yield  2.25% to 1/04/2005, repurchase
                     price $47,021, collateralized by GNMA 4.50% due 9/15/2018                                               47,000
        47,000       Deutsche Bank Securities Inc., purchased on 12/28/2004 to yield  2.24% to 1/04/2005, repurchase
                     price $47,020, collateralized by GNMA 4.50% to 9% due 7/15/2006 to 12/15/2034                           47,000
        47,000       Goldman Sachs & Company, purchased on 12/10/2004 to yield  2.22% to 1/07/2005, repurchase price
                     $47,081, collateralized by GNMA 5% to 6.50% due 4/15/2019 to 2/15/2034                                  47,000
        46,000       Greenwich Capital Markets, Inc., purchased on 12/29/2004 to yield  2.23% to 1/05/2005, repurchase
                     price $46,020, collateralized by GNMA 5.50% to 7.50% due 2/15/2005 to 11/15/2034                        46,000
        45,000       HSBC Securities (USA) Inc., purchased on 12/31/2004 to yield  1.60% to 1/03/2005, repurchase
                     price $46,006 collateralized by U.S. Treasury STRIPS 0% due 8/15/2017 to 11/15/2029                     45,000
        46,000       J.P. Morgan Securities Inc., purchased on 12/29/2004 to yield  2.23% to 1/05/2005, repurchase
                     price $46,020 collateralized by GNMA 5% to 5.50% due 7/15/2033 to 8/15/2033                             46,000
        46,000       Lehman Brothers Inc., purchased on 12/30/2004 to yield  2.15% to 1/06/2005, repurchase price
                     $46,019 collateralized by GNMA 2.875% to 14% due 7/15/2007 to 12/20/2034                                46,000
        46,000       Merrill Lynch Government Securities Inc., purchased on 12/30/2004 to yield  2.25% to 1/06/2005,
                     repurchase price $46,020 collateralized by GNMA 4.625% to 7% due 12/15/2008 to 5/15/2043(a)             46,000
        46,000       Morgan Stanley & Co., Inc., purchased on 12/29/2004 to yield  2.125% to 1/05/2005, repurchase
                     price $46,019, collateralized by GNMA 5% to 6.50% due 10/15/2024 to 12/15/2033                          46,000
        46,000       UBS Securities LLC, purchased on 12/30/2004 to yield  2.25% to 1/06/2005, repurchase price
                     $46,020 collateralized by GNMA 3.375% to 11.50% due 10/15/2008 to 11/15/2034                            46,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $616,010)                                                                               616,010
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $914,632**) - 97.8%                                                                               914,369

Other Assets Less Liabilities - 2.2%                                                                                         20,221
                                                                                                                         ----------
Net Assets - 100.0%                                                                                                      $  934,590
                                                                                                                         ==========

Master Government Securities Trust

Schedule of Investments as of December 31, 2004 (concluded)

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                               $    914,632
                                                                   ============
      Gross unrealized appreciation                                $          4
      Gross unrealized depreciation                                        (267)
                                                                   ------------
      Net unrealized depreciation                                  $       (263)
                                                                   ============

(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Affiliate                                   Net Activity   Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities, Inc.    $ (12,000)       $    563
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    CMA Government Securities Fund and
    Master Government Securities Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    President
    CMA Government Securities Fund and
    Master Government Securities Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    CMA Government Securities Fund and
    Master Government Securities Trust

Date: February 24, 2005